Non-cash Financing and Investing Activities	12 Months Ended
Dec. 31, 2013
Non-cash Financing and Investing Activities

(3) Non-cash Financing and Investing Activities

For the period ended December 31, 2013 and December 31, 2012, the Company had $4,982 and $23,941 non-cash investing activities related to acquisitions of outdoor advertising assets. For the year ended December 31, 2011, the Company had non-cash investing activities of $4,000 and $1,900 related to deposits paid in prior periods for the purchase of an aircraft in January 2011 that had a total purchase price of $11,539 and settlement of a notes receivable by a transfer of land, respectively.

LAMAR MEDIA CORP [Member]
Non-cash Financing and Investing Activities

(2) Non-cash Financing and Investing Activities

For the period ended December 31, 2013 and December 31, 2012, the Company had non-cash investing activities of $4,982 and $23,941 related to acquisitions of outdoor advertising assets. For the year ended December 31, 2011, the Company had non-cash investing activities of $4,000 and $1,900 related to deposits paid in prior periods for the purchase of an aircraft in January 2011 that had a total purchase price of $11,539 and settlement of a notes receivable by a transfer of land, respectively.